Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities Abstract
Schedule of accrued liabilities

	December 31,	December 31,
	2018	2017
Accrued product returns	$48,463,509	$43,299,324
Accrued royalties	3,597,957	12,325,232
Accrued compensation	8,672,913	6,342,731
Accrued government rebates	9,980,876	14,151,714
Accrued research and development	8,337,812	1,248,800
Accrued expenses and other liabilities	7,362,941	3,904,556
Customer coupons	719,578	425,911
Deferred revenue	101,354	228,122
Total	$87,236,940	$81,926,390